ReStatement - Restatement (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
Cost of Goods Sold
App Development	7,000		7,000
Total Expenses	(23,869)	(8,769)	(45,437)	9,639
Additional Paid in Capital	136,048		136,048		136,048
Accumulated Deficit	(63,513)		(63,513)		(71,148)
Restated 6/30/2014
Film Assets					27,360
Cost of Goods Sold					6,840
Salaries				30,300	30,300
App Development					53,500
Marketing Services					21,500
Total Expenses					149,148
Net Loss					(57,031)
Stock issued for services					96,500
Additional Paid in Capital					136,048
Accumulated Deficit					(63,513)
Original 6/30/2014
Film Assets					34,200
Cost of Goods Sold					21,500
Salaries				3,300	3,300
App Development					8,500
Marketing Services
Total Expenses					55,648
Net Loss					21,809
Stock issued for services
Additional Paid in Capital					109,049
Accumulated Deficit					$ 15,327